UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:

     AllianceBernstein Blended Style Series, Inc.
     U.S. Large Cap, Retirement Strategies and Global Blend Portfolio 1345 Avenue of the Americas
     New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):        [X]

3.   Investment Company Act File Number: 811-21081

     Securities Act File Number:
     333-87002

4(a). Last day of fiscal year for which this Form is filed:

      August 31, 2006

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
      A.2)
                                                                             [_]

4(c). Check box if this is the last time the issuer will be filing this Form.

                                                                             [_]

5.   Calculation of registration fee:

     (i)  Aggregate sale price of
          securities sold during
          the fiscal year pursuant
          to section 24(f):                         $132,881,595
                                                    ------------

     (ii) Aggregate price of
          securities redeemed or
          repurchased during the
          fiscal year:                              $56,892,292
                                                    -----------

    (iii) Aggregate price of
          securities redeemed or
          repurchased during any
          prior fiscal year ending
          no earlier than October
          11, 1995 that were not
          previously used to reduce
          registration fees payable
          to the Commission:                        $16,150,283
                                                    -----------

     (iv) Total available
          redemption credits [add
          Items 5(ii) and 5(iii)]:                  $73,042,575
                                                    -----------

     (v)  Net sales - if Item 5(i)
          is greater than Item
          5(iv) [subtract Item
          5(iv) from 5(i)]:                         $59,839,020
                                                    -----------

     (vi) Redemption credits
          available for use in
          future years - if Item
          5(i) is less than Item
          5(iv) [subtract Item
          5(iv) from Item 5(i)]:                              0
                                                    -----------

    (vii) Multiplier for
          determining registration
          fee (See Instruction
          C.9):                                     x.000107
                                                    --------

   (viii) Registration fee due
          [multiply Item 5(v) by
          Item 5(vii)] (enter "0"
          if no fee is due):                        =$6,402.78
                                                    ----------

6.   Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                 $6,402.78
                                           ---------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 15, 2006

     Method of Delivery:

     [X]    Wire transfer

     [_]    Mail or other means

                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*     /s/Stephen J. Laffey
                              ----------------------
                                 Stephen J. Laffey
                                 Assistant Secretary

Date November 16, 2006

*Please print the name and title of the signing officer below the signature.

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